Subsequent Events (Details) - shares			12 Months Ended
	Apr. 01, 2024	Apr. 24, 2023	Mar. 31, 2024
Subsequent Events [Line Items]
Options granted were forfeited			156,250
Directors [Member]
Subsequent Events [Line Items]
Percentage of shares outstanding			9.00%
Shares available for acquisition			1,562,500
Directors [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of shares outstanding	9.00%
Ordinary shares not vested	1,406,250
Employees [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of shares outstanding	1.00%
Options granted were forfeited	156,250
IPO [Member]
Subsequent Events [Line Items]
Percentage of shares outstanding		10.00%	10.00%